Financial Instruments and Hedging Activities - Schedule of Derivative Instrument Split Between Short Term and Long Term (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (6.3)	$ (5.1)
Derivative Liability, Noncurrent	(5.4)	(5.8)
Derivative asset, current	11.4	11.0
Derivative asset, noncurrent	19.2	22.9
Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(5.3)	(5.1)
Derivative Liability, Noncurrent	(3.3)	(5.8)
Derivative liability	(8.6)	(10.9)
Derivative asset, current	0.1	0.0
Derivative asset, noncurrent	0.0	0.0
Derivative asset	$ 0.1	$ 0.0